Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details)	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 SGD ($)
Accounts Receivable, Net [Abstract]
Accounts receivable – third parties	$ 13,630,097	$ 10,622,786	$ 12,259,209
Less: Allowance for credit losses – third parties	(884,763)	(689,551)	(751,145)	$ (585,415)	$ (727,552)
Accounts receivable, net	$ 12,745,334	$ 9,933,235	$ 11,508,064